Salaries and social security taxes payable	12 Months Ended
Dec. 31, 2022
Salaries And Social Security Taxes Payable
Salaries and social security taxes payable

Note	30 | Salaries and social security taxes payable

a.	Salaries and social security taxes payable

	12.31.22	12.31.21
Non-current
Seniority-based bonus	771	776

Current
Salaries payable and provisions	8,258	7,748
Social security payable	1,052	1,002
Early retirements payable	29	46
Total current	9,339	8,796

The value of the Company’s salaries and social security taxes payable approximates their fair value.

b.	Salaries and social security taxes charged to profit or loss

	12.31.22	12.31.21	12.31.20
Salaries	23,566	21,934	23,945
Social security taxes	9,165	8,530	9,312
Total salaries and social security taxes	32,731	30,464	33,257

Early retirements payable correspond to individual optional agreements. After employees reach a specific age, the Company may offer them this option. The related accrued liability represents future payment obligations, which, as of December 31, 2022 and 2021, amount to $ 14.5 and $ 46.4, respectively.

The seniority-based bonus included in collective bargaining agreements in effect consists of a bonus to be granted to personnel with a certain number of years of service. As of December 31, 2022 and 2021, the related liabilities amount to $ 731.6 and $ 787.9, respectively.

As of December 31, 2022 and 2021, the number of employees amounts to 4,658 and 4,668, respectively.